Annual Report                                            [LOGO] Neuberger Berman
December 31, 2002

                                      Neuberger Berman
                                      Advisers
                                      Management
                                      Trust

--------------------------------------------------------------------------------

                                      Liquid
                                      Asset
                                      Portfolio[RegTM]

B1018 02/03

Liquid Asset Portfolio Manager's Commentary

The AMT Liquid Asset Portfolio performed strongly during the fiscal year ending December 2002. During the period, our shareholders enjoyed positive returns, capital preservation, and shelter from the weakness that continued in the equity and other financial markets.

Throughout the period, we experienced a low interest rate environment, which was capped by the Federal Reserve Board's 50 basis point reduction in overnight rates on November 6. Despite the Fed's stimulative efforts, the economy has been slow to recover. Overall, supply and demand dynamics in the cash marketplace were affected by the weak economy, corporate earnings and accounting concerns, and the possible end of the Fed's easing cycle.

The U.S. government continued to issue huge amounts of four-week and three- and six-month bills to fund the federal budget deficit. Proactively, and by design, we moved to alter the portfolio composition as the risk/reward profile of the Treasury sector improved relative to those of the commercial paper and other cash markets. Both the returns and the relative attractiveness of non-Treasury sectors and securities declined as the gap between their yields and those of Treasuries narrowed late in the year.

At the same time, the cash markets experienced a dramatic decline in the supply of commercial paper. Hampered by concerns over accounting irregularities, and earnings and economic weakness, the issuance of commercial paper steadily declined throughout the remainder of the fiscal year.

The Fund increased its holdings of U.S. Treasury securities from 1.6% of the portfolio on December 31, 2001 to 32.6% on December 31, 2002. Holdings of U.S. government agency securities rose by a similar magnitude, from 11.3% on December 31, 2001 to 67.7% on December 31, 2002. There were no commercial paper holdings at the end of the fiscal year.

We also carefully managed the portfolio's weighted average maturity during the period to reduce risks and enhance returns. Weighted average maturity fell dramatically late in the year dropping from 56.4 days on December 31, 2001 to
26.7 days on December 31, 2002. These changes reflected our cautious approach. We positioned the portfolio conservatively to manage the risks associated with potential interest rate increases, as the Fed appears to have completed its easing cycle.

While financial markets overall remained challenging in the year 2002, our conservative management provided solid income, while preserving your hard-earned capital. We appreciate the opportunity to serve you.

Sincerely,


                                /s/ TED GIULIANO
                               /s/ CYNTHIA DAMIAN

                        TED GIULIANO AND CYNTHIA DAMIAN
                             PORTFOLIO CO-MANAGERS

1. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represent past performance, which is no guarantee of future results. Although the portfolio is managed to maintain a stable net asset value of $1.00, the investment return and principal value of an investment may fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The value of the Portfolio's shares, like the share values of all other

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

mutual funds, is neither insured nor guaranteed by the U.S. Government. Neuberger Berman Management Inc. ("NBMI") currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. The performance does not reflect separate account and insurance policy fees and expenses.

The composition, industries and holdings of the portfolio are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

2. "Current yield" refers to the income generated by an investment in the portfolio over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, it is assumed that the income earned by an investment in the Fund is reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(C) 2003 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Liquid Asset Portfolio

Principal Amount                                                                 Rating[sec]      Value+
                                                                                Moody's   S&P
U.S. Treasury Securities--Backed by the Full Faith and Credit of the
U.S. Government (32.6%)
   $70,000     U. S. Treasury Bills, 1.10%, due 1/2/03                              TSY   TSY   $ 69,998
                                                                                                --------
U.S. Government Agency Securities (67.7%)
    25,000     Fannie Mae, Disc. Notes, 1.25%, due 1/2/03                           AGY   AGY     24,999
    20,000     Fannie Mae, Disc. Notes, 1.54%, due 1/29/03                          AGY   AGY     19,976
    25,000     Federal Farm Credit Bank, Disc. Notes, 1.30%, due 3/18/03            AGY   AGY     24,931
    50,000     Federal Home Loan Bank, Notes, 6.00%, due 2/18/03                    AGY   AGY     50,236
    25,000     Freddie Mac, Disc. Notes, 1.24%, due 1/24/03                         AGY   AGY     24,980
                                                                                                --------
               Total U.S. Government Agency Securities                                           145,122
                                                                                                --------
               Total Investments (100.3%)                                                        215,120
               Liabilities, less cash, receivables and other assets [(0.3%)]                        (631)
                                                                                                --------
               Total Net Assets (100.0%)                                                        $214,489
                                                                                                --------


See Notes to Schedule of Investments   4

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Schedule of Investments Liquid Asset Portfolio

+ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

[sec] Credit ratings are unaudited.

See Notes to Financial Statements      5

Statement of Assets and Liabilities

                                                                                      Liquid
                                                                                       Asset
Neuberger Berman Advisers Management Trust                                         Portfolio

Assets
  Investments in securities, at value* (Note A)-see Schedule of Investments       $  215,120
--------------------------------------------------------------------------------------------
  Cash                                                                                   704
--------------------------------------------------------------------------------------------
  Interest receivable                                                                  1,110
--------------------------------------------------------------------------------------------
  Receivable from administrator-net (Note B)                                          12,315
--------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                      776
============================================================================================
Total Assets                                                                         230,025
============================================================================================
Liabilities

  Payable for Fund shares redeemed                                                       103
--------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                 163
--------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                 15,270
--------------------------------------------------------------------------------------------
Total Liabilities                                                                     15,536
--------------------------------------------------------------------------------------------
Net Assets at value                                                               $  214,489
============================================================================================
Net Assets consist of:

  Paid-in capital                                                                 $  213,771
--------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                 718
--------------------------------------------------------------------------------------------
Net Assets at value                                                               $  214,489
--------------------------------------------------------------------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)                    213,771
--------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                          $     1.00
--------------------------------------------------------------------------------------------
*Cost of Investments                                                              $  215,120
============================================================================================


See Notes to Financial Statements      6

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2002

Statement of Operations

                                                                                      Liquid
                                                                                       Asset
Neuberger Berman Advisers Management Trust                                         Portfolio

Investment Income
Interest income                                                                    $ 583,958
============================================================================================
Expenses:

Investment management fee (Note B)                                                    75,154
--------------------------------------------------------------------------------------------
Administration fee (Note B)                                                          120,245
--------------------------------------------------------------------------------------------
Auditing fees                                                                         10,000
--------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                               34,532
--------------------------------------------------------------------------------------------
Insurance expense                                                                        525
--------------------------------------------------------------------------------------------
Legal fees                                                                             3,334
--------------------------------------------------------------------------------------------
Shareholder reports                                                                   13,716
--------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                           35,058
--------------------------------------------------------------------------------------------
Miscellaneous                                                                            382
--------------------------------------------------------------------------------------------
Total expenses                                                                       292,946

Expenses reimbursed by administrator and reduced by custodian fee expense offset     (16,415)
  arrangement (Note B)
============================================================================================
Total net expenses                                                                   276,531
--------------------------------------------------------------------------------------------
Net investment income (loss)                                                         307,427
--------------------------------------------------------------------------------------------
Realized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                                10,018
============================================================================================
Net increase (decrease) in net assets resulting from operations                    $ 317,445
============================================================================================


See Notes to Financial Statements      7

Statement of Changes in Net Assets

                                                                         Liquid Asset Portfolio
                                                                   --------------------------------
Neuberger Berman Advisers Management Trust                               Year Ended December 31,
                                                                            2002               2001
Increase (Decrease) in Net Assets:

From Operations:

Net investment income (loss)                                       $     307,427      $     842,231
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   10,018              2,753
===================================================================================================
Net increase (decrease) in net assets resulting from operations          317,445            844,984
===================================================================================================
Distributions to Shareholders From:

Net investment income                                                   (307,427)          (842,231)
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                         (10,182)                 -
===================================================================================================
Total distributions to shareholders                                     (317,609)          (842,231)
===================================================================================================
From Fund Share Transactions:

Proceeds from shares sold                                             21,005,647         21,272,266
---------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                317,615            842,442
---------------------------------------------------------------------------------------------------
Payments for shares redeemed                                         (47,321,237)       (20,691,705)
---------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                 (25,997,975)         1,423,003
---------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                (25,998,139)         1,425,756

Net Assets:

Beginning of year                                                     26,212,628         24,786,872
---------------------------------------------------------------------------------------------------
End of year                                                        $     214,489      $  26,212,628
---------------------------------------------------------------------------------------------------
Number of Fund Shares:
Sold                                                                  21,005,647         21,272,266
---------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                    317,615            842,442
---------------------------------------------------------------------------------------------------
Redeemed                                                             (47,321,237)       (20,691,705)
===================================================================================================
Net increase (decrease) in shares outstanding                        (25,997,975)         1,423,003
===================================================================================================


See Notes to Financial Statements      8

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Statements Liquid Asset Portfolio

     Note A--Summary of Significant Accounting Policies:

1 General: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eleven separate operating series (the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Class I shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. On October 21, 2002, the Board of Trustees of the Trust voted to approve the liquidation of the Fund.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, will be distributed in September, or as necessary to maintain a stable net asset value per share.

Notes to Financial Statements Liquid Asset Portfolio cont'd

     To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

     Distributions Paid From:              Ordinary Income                 Total
                                           2002       2001       2002       2001
                                       $317,609   $842,231   $317,609   $842,231

     As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                                       Undistributed
                                                     Ordinary Income       Total
                                                                $718        $718

6 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

7 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.

The trustees of the Trust adopted a non-fee distribution plan for the Fund.

Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets for the period from January 1, 2002 through October 15, 2002, and 0.9179% per annum for the period from October 16, 2002 through December 31, 2002 (the "Expense Limitation"). For the year ended December 31, 2002, such excess expenses amounted to $16,404. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the year ended December 31, 2002, there was no reimbursement to Management. At December 31, 2002, the Fund has a contingent liability to Management under the agreement of $16,404, not repaid through December 31, 2002.

Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $11.

Note C--Securities Transactions:

All securities transactions for the Fund were short-term.

Financial Highlights Liquid Asset Portfolio+

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.

                                                                                  Year Ended December 31,
                                                           ------------------------------------------------------------------
                                                              2002            2001            2000       1999            1998
Net Asset Value, Beginning of Year                         $1.0000         $ .9999         $ .9999    $ .9999         $ .9999
                                                           -------         -------         -------    -------         -------
Income From Investment Operations
Net Investment Income                                        .0094           .0323           .0549      .0419           .0456
Net Gains or Losses on Securities                            .0077           .0001               -          -               -
                                                           -------         -------         -------    -------         -------
Total From Investment Operations                             .0171           .0324           .0549      .0419           .0456
                                                           -------         -------         -------    -------         -------
Less Distributions
From Net Investment Income                                  (.0094)         (.0323)         (.0549)    (.0419)         (.0456)
From Net Capital Gains                                      (.0043)              -               -          -               -
                                                           -------         -------         -------    -------         -------
Total Distributions                                         (.0137)         (.0323)         (.0549)    (.0419)         (.0456)
                                                           -------         -------         -------    -------         -------
Net Asset Value, End of Year                               $1.0034         $1.0000         $ .9999    $ .9999         $ .9999
                                                           -------         -------         -------    -------         -------
Total Return++                                               +1.37%          +3.28%          +5.63%     +4.27%          +4.66%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)                      $   0.2         $  26.2         $  24.8    $  25.8         $  14.8
Ratio of Gross Expenses to Average Net Assets#                 .92%           1.00%            .89%      1.01%           1.01%
Ratio of Net Expenses to Average Net Assets                    .92%[sec]      1.00%[sec]       .89%      1.00%[sec]      1.00%[sec]
Ratio of Net Investment Income to Average Net Assets          1.02%           3.24%           5.48%      4.21%           4.56%


See Notes to Financial Highlights      12

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Highlights Liquid Asset Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Liquid Asset Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[sec] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                   Year Ended December 31,
                                            2002      2001       1999       1998
                                            .97%     1.02%      1.09%      1.14%

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Asset Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 2003

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                          Position                                                Portfolios in            Directorships
                         and Length                                                Fund Complex            Held Outside
Name, Age,                 of Time                    Principal                    Overseen by             Fund Complex
and Address (1)          Served (2)               Occupation(s) (3)                  Trustee                by Trustee
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)        Trustee      Consultant. Formerly, Chairman and                34        Independent Trustee or
                        since        Chief Investment Officer, CDC Capital                       Director of three series of
                        2000         Management (registered investment                           Oppenheimer Funds: Limited
                                     adviser) (1993-Jan. 1999); prior thereto,                   Term New York Municipal
                                     President and Chief Executive Officer,                      Fund, Rochester Fund
                                     AMA Investment Advisors, an affiliate                       Municipals, and Oppenheimer
                                     of the American Medical Association.                        Convertible Securities Fund,
                                                                                                 since 1992.
--------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)       Trustee      Counsel to Carter Ledyard & Milburn               34        Director, American Bar
                        since        LLP since October 2002; prior thereto,                      Retirement Association
                        1984         Attorney at Law and President, Faith                        (ABRA) since 1997 (not-for-
                                     Colish, A Professional Corporation; 1980                    profit membership association).
                                     to 2002.
--------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)   Trustee      Consultant; Retired President and                 34
                        since        Director, Teachers Insurance & Annuity
                        1989         (TIAA) and College Retirement
                                     Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)     Trustee      Consultant, C. A. Harvey Associates,              34        Member, Individual Investors
                        since        since June 2001; Director, AARP, 1978                       Advisory Committee to the
                        1998         to December 2000.                                           New York Stock Exchange
                                                                                                 Board of Directors, 1998 to
                                                                                                 June 2002; President, Board of
                                                                                                 Associates to The National
                                                                                                 Rehabilitation Hospital's Board
                                                                                                 of Directors since 2002;
                                                                                                 Member, American Savings
                                                                                                 Education Council's Policy
                                                                                                 Board (ASEC), 1998-2000;
                                                                                                 Member, Executive Committee,
                                                                                                 Crime Prevention Coalition of
                                                                                                 America, 1997-2000.
--------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                           Position                                               Portfolios in            Directorships
                          and Length                                               Fund Complex             Held Outside
Name, Age,                  of Time                    Principal                   Overseen by              Fund Complex
and Address (1)           Served (2)               Occupation(s) (3)                 Trustee                 by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee      Senior Counsel, Loews Corporation                34
                         since        (diversified financial corporation) since
                         2000         May 2002; prior thereto, Senior Vice
                                      President, Secretary and General
                                      Counsel, Loews Corporation.
--------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)    Trustee      Professor of Finance and Economics,              34        Director, Delaware Labs
                         since        Stern School of Business, New York                         (cosmetics), since 1978.
                         2000         University.
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee      Retired. Formerly, Vice President and            34        Director, WHX Corporation
                         since        Special Counsel, WHX Corporation                           (holding company) since August
                         1999         (holding company); 1993-2001.                              2002; Director, WebFinancial
                                                                                                 Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater), since
                                                                                                 2000; Formerly, Director, Kevlin
                                                                                                 Corporation (manufacturer of
                                                                                                 microwave and other products).
--------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)   Trustee      Senior Vice President, Burnham                   34        Director, 92nd Street Y (non-
                         since        Securities Inc. (a registered broker-                      profit), since 1967; Formerly,
                         2000         dealer) since 1991.                                        Director, Cancer Treatment
                                                                                                 Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)    Trustee      Retired. Senior Vice President,                  34        Director, Pro-Kids Golf and
                         since        Foodmaker, Inc. (operator and franchiser                   Learning Academy (teach golf
                         2000         of restaurants) until January 1997.                        and computer usage to "at risk"
                                                                                                 children), since 1998; Director,
                                                                                                 Prandium, Inc. (restaurants),
                                                                                                 from March 2001 until July 2002.
--------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)   Trustee      Founding General Partner, Oxford                 34        Director, Capital Cash
                         since        Partners and Oxford Bioscience Partners                    Management Trust (money
                         2000         (venture capital partnerships) and                         market fund), Narragansett
                                      President, Oxford Venture Corporation.                     Insured Tax-Free Income Fund,
                                                                                                 Rocky Mountain Equity Fund,
                                                                                                 Prime Cash Fund, several
                                                                                                 private companies and
                                                                                                 QuadraMed Corporation
                                                                                                 (NASDAQ).
--------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                                                                    Number of              Other
                          Position                                                 Portfolios in        Directorships
                         and Length                                                Fund Complex         Held Outside
Name, Age,                 of Time                   Principal                      Overseen by         Fund Complex
and Address (1)          Served (2)              Occupation(s) (3)                    Trustee            by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)       Trustee       General Partner, Seip Investments LP (a         34        Director, H&R Block, Inc.
                           since         private investment partnership);                          (financial services company),
                           2000          President and CEO, Westaff, Inc.                          since May 2001; Director,
                                         (temporary staffing), May 2001 to                         General Magic (voice
                                         January 2002; Senior Executive at the                     recognition software), since
                                         Charles Schwab Corporation from 1983                      November 2001; Director,
                                         to 1999; including Chief Executive                        Forward Management, Inc.
                                         Officer, Charles Schwab Investment                        (asset management), since 2001;
                                         Management, Inc. and Trustee, Schwab                      Director, E-Finance
                                         Family of Funds and Schwab                                Corporation (credit decisioning
                                         Investments from 1997 to 1998;                            services), since 1999; Director,
                                         Executive Vice President-Retail                           Save-Daily.com (micro
                                         Brokerage, Charles Schwab Investment                      investing services), since 1999;
                                         Management from 1994 to 1997.                             Formerly, Director, Offroad
                                                                                                   Capital Inc. (pre-public internet
                                                                                                   commerce company).
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)   Trustee       Private investor and consultant                 34        Director, Providence
                           since         specializing in the insurance industry;                   Washington (property and
                           1999          Advisory Director, Securitas Capital                      casualty insurance company),
                                         LLC (a global private equity investment                   since December 1998; Director,
                                         firm dedicated to making investments in                   Summit Global Partners
                                         the insurance sector).                                    (insurance brokerage firm), since
                                                                                                   October 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)        Trustee       Regional Manager for Atlanta Region,            34
                           since         Ford Motor Credit Company since
                           1984          August 1997; prior thereto, President,
                                         Ford Life Insurance Company, April
                                         1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of                  Other
                               Position                                              Portfolios in            Directorships
                              and Length                                              Fund Complex            Held Outside
Name, Age,                     of Time                 Principal                      Overseen by             Fund Complex
and Address (1)               Served (2)           Occupation(s) (3)                    Trustee                by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (4) (49)   President     Executive Vice President and Chief             34        Executive Vice President, Chief
                              and Trustee   Investment Officer, Neuberger Berman                     Investment Officer and
                              since 2000    since 1999; Executive Vice President and                 Director, Neuberger Berman
                                            Chief Investment Officer, NB                             Inc. (holding company) since
                                            Management from November 1999 to                         1999; Chairman since May
                                            May 2000; Vice President, NB                             2000 and Director, NB
                                            Management from 1990 until 1999;                         Management since April 1996.
                                            Partner or Principal, Neuberger Berman
                                            from 1993.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)       Trustee       Member, Investment Policy Committee,           34        Director, Legg Mason, Inc.
                              since 2000    Edward Jones, 1993-2001; President,                      (financial services holding
                                            Securities Industry Association ("SIA")                  company), since 1993; Director,
                                            (securities industry's representative in                 Boston Financial Group (real
                                            government relations and regulatory                      estate and tax shelters), 1993-
                                            matters at the federal and state levels),                1999.
                                            1974-1992; Adviser to SIA, November
                                            1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (5) (62)      President     Executive Vice President and Chief             34        Director, Dale Carnegie &
                              and Trustee   Investment Officer, Neuberger Berman                     Associates, Inc. (private
                              since         since 2002 and 2003, respectively;                       company) since 1998; Director,
                              December      Director, NB Management since 2002;                      Emagin Corp. (public company)
                              2002          Executive Vice President, Citigroup                      since 1997; Director, Solbright
                                            Investments, Executive Vice President,                   Inc. (private company) since
                                            Travelers Group, Inc. and Senior Vice                    1998; Director, Infogate Corp.
                                            President, Tribeca Investments, LLC                      (private company) since 1997;
                                            from 1996 to 2002.                                       Director, Broadway Television
                                                                                                     Network (private company)
                                                                                                     since 2000.
------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of                Other
                                 Position                                                Portfolios in          Directorships
                                and Length                                                Fund Complex          Held Outside
Name, Age,                       of Time                         Principal                Overseen by           Fund Complex
and Address (1)                 Served (2)                   Occupation(s) (3)              Trustee              by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)  Chairman of the Board,   Executive Vice President, Neuberger          34       Executive Vice President and
                        Chief Executive Officer  Berman since 1999; Principal, Neuberger               Director, Neuberger Berman
                        and Trustee since 2000;  Berman from 1997 until 1999; Senior                   Inc. (holding company) since
                        President and Chief      Vice President, NB Management from                    1999; President and Director,
                        Executive Officer from   1996 until 1999.                                      NB Management since 1999;
                        1998 to 2000.                                                                  Director and Vice President,
                                                                                                       Neuberger & Berman Agency,
                                                                                                       Inc. since 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as trustee effective December 12, 2002.

(5)  Serves as trustee effective December 12, 2002.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers (Unaudited) cont'd

Information about the Officers of the Trust

                                          Position and
Name, Age, and Address (1)          Length of Time Served(2)                     Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Claudia A. Brandon (46)         Secretary since 1985             Vice President, Neuberger Berman since 2002 and
                                                                  employee since 1999; Vice President--Mutual Fund Board
                                                                  Relations, NB Management since 2000; Vice President,
                                                                  NB Management from 1986 to 1999; Secretary, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (four since 2002).

 Robert Conti (46)               Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003;
                                                                  Senior Vice President, NB Management since 2000;
                                                                  Controller, NB Management until 1996; Treasurer, NB
                                                                  Management from 1996 until 1999; Vice President, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Stacy Cooper-Shugrue (4) (39)   Assistant Secretary since 1990   Vice President-Mutual Fund Board Relations of NB
                                                                  Management since February 25, 2002; Employee of
                                                                  Neuberger Berman since 1999; Assistant Vice President of
                                                                  NB Management from 1993 to 1999; Assistant Secretary
                                                                  of two other mutual funds for which NB Management acts
                                                                  as investment manager and administrator and of three
                                                                  other registered investment companies since 2002.

 Brian J. Gaffney (49)           Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                                  Vice President, NB Management since 2000; Vice
                                                                  President, NB Management from 1997 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Sheila R. James (37)            Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                                  Management from 1991 to 1999; Assistant Secretary,
                                                                  seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002.

 John M. McGovern (32)           Assistant Treasurer since 2002   Employee, NB Management since 1993; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                         Position and
 Name, Age, and Address (1)        Length of Time Served(2)                       Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Barbara Muinos (44)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002; Assistant Treasurer of three
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator from 1996 until 2002.

 Frederic B. Soule (56)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Trani Wyman (33)            Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

-------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as officer effective January 15, 2003.